Note Payable From Related Party	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Related Party Transactions [Abstract]
Note Payable from Related Party

NOTE 4 – NOTE PAYABLE FROM RELATED PARTY

As of July 31, 2018, and January 31, 2018, the Company had advances from related parties totaling $18,600 and $47,134 respectively. The advances are unsecured. During the six months ended July 31, 2018, the Company issued 142,670 shares of common stock to settle the note payable of $28,534. As a result, the Company recognized a loss on extinguishment of debt of $35,206. The remaining $18,600 bares an interest rate of 5% per annum and is due upon demand giving 30 days written notice to the borrower.

NOTE 5 – NOTE PAYABLE FROM RELATED PARTY

As of January 31, 2018 and 2017, the Company received advances totaling $47,134 and $28,534, respectively from related parties, the advances are unsecured, of which $28,534 is non-interest bearing and is due upon demand giving 30 days written notice to the borrower. A balance of $18,600 was received from a related party and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower. The Company has recorded imputed interest of $2,677 and accrued interest of $710 respectively for the year ended January 31, 2018.